Schedule of Warrant Liability Measured Fair Value on a Recurring Basic Using Unobservable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Subsequent Events [Abstract]
Balance as of beginning of period – December 31, 2021	$ 1,659,468
Extinguishment of warrant liability upon exercise of warrants	(711,024)		589,839
Change in fair value including accrued interest	(867,930)		(2,912,267)
Balance as of end of period – December 31, 2022	$ 80,514		$ 1,659,468